Annual Fund Operating Expenses - AST Cohen and Steers Global Realty Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.83%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.12%
= Total Annual Portfolio Operating Expenses	1.20%
-Fee Waiver and/or Expense Reimbursement	(0.05%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	[1]

[1]	The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.